Other assets and other liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Other assets and other liabilities
end of	2012	2011

Other assets (CHF million)

Cash collateral on derivative instruments	10,904	15,809

Cash collateral on non-derivative transactions	1,995	2,083

Derivative instruments used for hedging	3,930	3,706

Assets held-for-sale	20,343	21,205

of which loans [1]	19,894	20,457

of which real estate	442	732

Assets held for separate accounts	13,414	14,407

Interest and fees receivable	5,861	6,090

Deferred tax assets	7,102	8,939

Prepaid expenses	538	601

Failed purchases	2,699	1,513

Other	6,126	3,943

Other assets	72,912	78,296

Other liabilities (CHF million)

Cash collateral on derivative instruments	12,224	11,934

Cash collateral on non-derivative transactions	1,246	1,002

Derivative instruments used for hedging	1,182	1,998

Provisions [2]	1,362	1,113

of which off-balance sheet risk	60	65

Liabilities held for separate accounts	13,414	14,407

Interest and fees payable	6,752	7,142

Current tax liabilities	863	767

Deferred tax liabilities	130	429

Failed sales	4,336	6,888

Other	16,128	17,537

Other liabilities	57,637	63,217

1 Included as of December 31, 2012 and 2011 were CHF 3,730 million and CHF 6,299 million, respectively, in restricted loans, which represented collateral on secured borrowings, and CHF 922 million and CHF 1,386 million, respectively, in loans held in trusts, which were consolidated as a result of failed sales under US GAAP. 2 Includes provisions for bridge commitments.

Bank
Other assets and other liabilities
end of	2012	2011

Other assets (CHF million)

Cash collateral on derivative instruments	10,904	15,812

Cash collateral on non-derivative transactions	1,995	2,083

Derivative instruments used for hedging	3,913	3,607

Assets held-for-sale	20,343	21,205

of which loans [1]	19,894	20,457

of which real estate	442	732

Assets held for separate accounts	13,414	14,407

Interest and fees receivable	5,845	6,084

Deferred tax assets	7,094	8,843

Prepaid expenses	532	593

Failed purchases	2,699	1,513

Other	6,043	3,933

Other assets	72,782	78,080

Other liabilities (CHF million)

Cash collateral on derivative instruments	12,224	11,933

Cash collateral on non-derivative transactions	1,246	1,002

Derivative instruments used for hedging	1,114	1,848

Provisions [2]	1,348	1,098

of which off-balance sheet risk	59	64

Liabilities held for separate accounts	13,414	14,407

Interest and fees payable	6,556	6,983

Current tax liabilities	811	715

Deferred tax liabilities	103	282

Failed sales	4,336	6,888

Other	16,215	17,011

Other liabilities	57,367	62,167

1 Included as of December 31, 2012 and 2011 were CHF 3,730 million and CHF 6,299 million, respectively, in restricted loans, which represented collateral on secured borrowings, and CHF 922 million and CHF 1,386 million, respectively, in loans held in trusts, which are consolidated as a result of failed sales under US GAAP. 2 Includes provision for bridge commitments.